ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Components of accrued expenses

(in thousands of $)	2011	2010
Vessel operating and drydocking expenses	8,298	5,747
Administrative expenses	6,555	8,925
Interest expense	7,045	6,699
Provision for taxes	8,744	1,217
	30,642	22,588